UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital, L.L.C.
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  028-07170
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ John Griffin                New York, NY                8/14/12
       ------------------------   ------------------------------  ----------
             [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   41
                                               -------------

Form 13F Information Table Value Total:           $6,624,737
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name


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                                                  FORM 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- ---------------- --------- -------- ------------------- ---------- -------- -----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ -----

AMAZON COM INC                COM              023135106  397,762  1,741,896 SH       SOLE                 1,741,896      0    0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS   02364W105  119,225  4,575,000 SH       SOLE                 4,575,000      0    0
AMERICAN INTL GROUP INC       COM NEW          026874784  335,020 10,440,000 SH       SOLE                10,440,000      0    0
AMERICAN INTL GROUP INC       *W EXP 01/19/202 026874156   11,857  1,150,000 SH       SOLE                 1,150,000      0    0
APPLE INC                     COM              037833100  438,876    751,500 SH       SOLE                   751,500      0    0
BLACKROCK INC                 COM              09247X101   27,717    163,214 SH       SOLE                   163,214      0    0
CITIGROUP INC                 COM NEW          172967424   60,850  2,220,000 SH       SOLE                 2,220,000      0    0
COLFAX CORP                   COM              194014106  108,764  3,945,000 SH       SOLE                 3,945,000      0    0
DELTA AIRLINES INC DEL        COM NEW          247361702  135,780 12,400,000 SH       SOLE                12,400,000      0    0
DOLLAR TREE INC               COM              256746108  206,592  3,840,000 SH       SOLE                 3,840,000      0    0
GENERAL MTRS CO               COM              37045V100  115,165  5,840,000 SH       SOLE                 5,840,000      0    0
GILEAD SCIENCES INC           COM              375558103  211,017  4,115,000 SH       SOLE                 4,115,000      0    0
GOOGLE INC                    CL A             38259P508  301,636    520,000 SH       SOLE                   520,000      0    0
HCA HOLDINGS INC              COM              40412C101  255,612  8,400,000 SH       SOLE                 8,400,000      0    0
IVANHOE ENERGY INC            COM              465790103    7,823 15,985,000 SH       SOLE                15,985,000      0    0
JPMORGAN CHASE & CO           COM              46625H100  219,204  6,135,000 SH       SOLE                 6,135,000      0    0
JPMORGAN CHASE & CO           *W EXP 10/28/201 46634E114    9,115    933,000 SH       SOLE                   933,000      0    0
LIBERTY GLOBAL INC            COM SER A        530555101  242,443  4,885,000 SH       SOLE                 4,885,000      0    0
LOWES COS INC                 COM              548661107  223,851  7,871,000 SH       SOLE                 7,871,000      0    0
MARTIN MARIETTA MATLS INC     COM              573284106  199,415  2,530,000 SH       SOLE                 2,530,000      0    0
MGIC INVT CORP WIS            COM              552848103   28,514  9,900,600 SH       SOLE                 9,900,600      0    0
MICHAEL KORS HLDGS LTD        SHS              G60754101  113,596  2,715,000 SH       SOLE                 2,715,000      0    0
MOLYCORP INC DEL              COM              608753109   46,764  2,170,000 SH       SOLE                 2,170,000      0    0
MONSANTO CO NEW               COM              61166W101  251,237  3,035,000 SH       SOLE                 3,035,000      0    0
NETFLIX INC                   COM              64110L106  171,213  2,500,000 SH       SOLE                 2,500,000      0    0
OWENS CORNING NEW             COM              690742101   72,777  2,550,000 SH       SOLE                 2,550,000      0    0
PRICELINE COM INC             COM NEW          741503403  368,144    554,000 SH       SOLE                   554,000      0    0
RALPH LAUREN CORP             CL A             751212101  130,956    935,000 SH       SOLE                   935,000      0    0
RANGE RES CORP                COM              75281A109  218,710  3,535,000 SH       SOLE                 3,535,000      0    0
SENSATA TECHNOLOGIES HLDG BV  SHS              N7902X106  210,893  7,875,000 SH       SOLE                 7,875,000      0    0
SIRIUS XM RADIO INC           COM              82967N108  145,780 78,800,000 SH       SOLE                78,800,000      0    0
TD AMERITRADE HLDG CORP       COM              87236Y108   83,385  4,905,000 SH       SOLE                 4,905,000      0    0
TESLA MTRS INC                COM              88160R101   17,992    575,000 SH       SOLE                   575,000      0    0
THERMO FISCHER SCIENTIFIC INC COM              883556102  260,069  5,010,000 SH       SOLE                 5,010,000      0    0
TRIP ADVISOR INC              COM              896945201  253,616  5,675,000 SH       SOLE                 5,675,000      0    0
UNITED CONTL HLDGS INC        COM              910047109   98,431  4,045,678 SH       SOLE                 4,045,678      0    0
VERISIGN INC                  COM              92343E102  271,005  6,220,000 SH       SOLE                 6,220,000      0    0
WABCO HLDGS INC               COM              92927K102  131,002  2,475,000 SH       SOLE                 2,475,000      0    0
WESPORT INNOVATIONS INC       COM NEW          960908309   11,182    304,278 SH       SOLE                   304,278      0    0
XINYUAN REAL ESTATE CO LTD    SPONS ADR        98417P105   33,702 11,086,195 SH       SOLE                11,086,195      0    0
YOUKU INC                     SPONSORED ADR    98742U100   78,048  3,600,000 SH       SOLE                 3,600,000      0    0

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